Quarterly Holdings Report
for

Fidelity® Large Cap Value Enhanced Index Fund

May 31, 2021

VEI-QTLY-0721
1.850084.114

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	1,782,723	$52,465,538
Lumen Technologies, Inc. (a)	151,383	2,095,141
Verizon Communications, Inc.	1,111,617	62,795,244
		117,355,923
Entertainment - 1.8%
Activision Blizzard, Inc.	105,792	10,288,272
Electronic Arts, Inc.	197,011	28,158,782
Madison Square Garden Entertainment Corp. (a)(b)	35,572	3,174,090
The Walt Disney Co. (b)	354,753	63,376,623
		104,997,767
Interactive Media & Services - 1.7%
Alphabet, Inc.:
Class A (b)	18,810	44,332,349
Class C (b)	21,063	50,794,688
		95,127,037
Media - 1.6%
Comcast Corp. Class A	997,826	57,215,343
Fox Corp. Class A	45,822	1,711,452
Interpublic Group of Companies, Inc.	136,867	4,611,049
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	73,661	3,288,964
Liberty SiriusXM Series A (b)	273,837	11,955,723
Liberty SiriusXM Series C (b)	182,714	7,949,886
News Corp. Class A	167,926	4,532,323
Omnicom Group, Inc.	34,175	2,810,552
		94,075,292
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	57,925	1,489,831

TOTAL COMMUNICATION SERVICES		413,045,850

CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co. (b)	67,930	1,347,052
Automobiles - 0.7%
Ford Motor Co. (b)	1,805,643	26,235,993
General Motors Co. (b)	231,657	13,739,577
		39,975,570
Distributors - 0.2%
LKQ Corp. (b)	259,538	13,226,056
Diversified Consumer Services - 0.1%
Graham Holdings Co.	2,088	1,383,384
Service Corp. International	68,919	3,654,085
		5,037,469
Hotels, Restaurants & Leisure - 3.7%
Carnival Corp. (b)	960,011	28,377,925
Hilton Worldwide Holdings, Inc. (b)	103,419	12,955,298
Hyatt Hotels Corp. Class A (a)(b)	188,273	14,700,356
International Game Technology PLC (b)	444,854	10,792,158
McDonald's Corp.	265,580	62,116,506
Norwegian Cruise Line Holdings Ltd. (b)	178,477	5,693,416
Royal Caribbean Cruises Ltd. (b)	317,083	29,574,331
Scientific Games Corp. Class A (a)(b)	318,731	23,120,747
Starbucks Corp.	46,318	5,274,694
Travel+Leisure Co.	222,852	14,518,808
Wendy's Co. (a)	409,481	9,508,149
		216,632,388
Household Durables - 1.6%
D.R. Horton, Inc.	291,116	27,740,444
Lennar Corp. Class A	157,205	15,564,867
M.D.C. Holdings, Inc.	15,397	892,256
Meritage Homes Corp. (b)	129,610	13,955,109
NVR, Inc. (b)	749	3,660,535
PulteGroup, Inc.	530,707	30,669,558
Taylor Morrison Home Corp. (b)	123,225	3,649,925
		96,132,694
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	107,823	6,564,264
Leisure Products - 0.4%
Brunswick Corp.	94,009	9,610,540
Polaris, Inc.	84,978	11,150,813
		20,761,353
Multiline Retail - 0.9%
Dollar Tree, Inc. (b)	78,083	7,613,093
Target Corp.	191,324	43,415,242
		51,028,335
Specialty Retail - 1.6%
AutoNation, Inc. (b)	162,964	16,643,513
AutoZone, Inc. (b)	955	1,343,303
CarMax, Inc. (b)	43,337	4,991,989
Dick's Sporting Goods, Inc. (a)	59,722	5,824,687
Foot Locker, Inc.	67,523	4,273,531
L Brands, Inc.	100,002	6,987,140
Lowe's Companies, Inc.	34,277	6,678,188
O'Reilly Automotive, Inc. (b)	12,392	6,631,207
The Aaron's Co., Inc.	59,793	2,150,754
The Home Depot, Inc.	112,353	35,830,495
		91,354,807
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc. (a)	120,514	12,321,351
Columbia Sportswear Co.	10,480	1,076,610
Tapestry, Inc. (b)	148,017	6,644,483
		20,042,444

TOTAL CONSUMER DISCRETIONARY		562,102,432

CONSUMER STAPLES - 7.1%
Beverages - 1.2%
Keurig Dr. Pepper, Inc.	39,183	1,448,204
Molson Coors Beverage Co. Class B (b)	210,373	12,268,953
PepsiCo, Inc.	96,282	14,243,959
The Coca-Cola Co.	814,338	45,024,748
		72,985,864
Food & Staples Retailing - 1.5%
Kroger Co.	45,615	1,686,843
Sprouts Farmers Market LLC (a)(b)	78,258	2,081,663
Walmart, Inc.	574,379	81,579,049
		85,347,555
Food Products - 2.1%
Archer Daniels Midland Co.	89,684	5,966,677
Bunge Ltd. (a)	28,558	2,479,406
Conagra Brands, Inc.	97,929	3,731,095
Ingredion, Inc.	14,640	1,389,775
Mondelez International, Inc.	507,888	32,266,125
The Hershey Co.	15,840	2,741,112
The J.M. Smucker Co. (a)	109,328	14,572,329
The Kraft Heinz Co. (a)	551,748	24,050,695
Tyson Foods, Inc. Class A	439,851	34,968,155
		122,165,369
Household Products - 1.5%
Colgate-Palmolive Co.	258,035	21,618,172
Kimberly-Clark Corp.	46,003	6,009,372
Procter & Gamble Co.	447,817	60,388,122
		88,015,666
Tobacco - 0.8%
Altria Group, Inc.	249,886	12,299,389
Philip Morris International, Inc.	354,252	34,160,520
		46,459,909

TOTAL CONSUMER STAPLES		414,974,363

ENERGY - 6.4%
Energy Equipment & Services - 1.1%
Baker Hughes Co. Class A	228,936	5,586,038
Halliburton Co.	792,459	17,790,705
Schlumberger Ltd.	1,220,495	38,238,108
TechnipFMC PLC (b)	314,547	2,701,959
		64,316,810
Oil, Gas & Consumable Fuels - 5.3%
APA Corp.	120,431	2,504,965
Chevron Corp.	744,553	77,277,156
Cimarex Energy Co.	26,174	1,773,289
ConocoPhillips Co.	687,794	38,337,638
Devon Energy Corp.	291,864	7,751,908
Diamondback Energy, Inc.	86,831	6,952,558
EOG Resources, Inc.	504,996	40,571,379
EQT Corp. (a)(b)	206,239	4,306,270
Exxon Mobil Corp.	1,111,392	64,871,951
Hess Corp.	73,820	6,187,592
Kinder Morgan, Inc.	784,109	14,380,559
Marathon Oil Corp.	1,692,143	20,491,852
Occidental Petroleum Corp.	94,212	2,445,744
Ovintiv, Inc.	53,321	1,419,938
Pioneer Natural Resources Co.	136,347	20,750,650
		310,023,449

TOTAL ENERGY		374,340,259

FINANCIALS - 21.0%
Banks - 9.6%
Associated Banc-Corp.	112,923	2,596,100
Bank of America Corp.	2,404,297	101,918,150
Citigroup, Inc.	924,435	72,762,279
Citizens Financial Group, Inc.	602,002	30,039,900
Comerica, Inc.	134,867	10,585,711
East West Bancorp, Inc.	13,154	983,656
Eastern Bankshares, Inc.	90,759	2,033,002
First Republic Bank	41,617	7,967,158
Hancock Whitney Corp.	39,325	1,946,981
Huntington Bancshares, Inc.	603,457	9,570,828
JPMorgan Chase & Co.	974,241	160,009,333
KeyCorp	154,887	3,568,596
M&T Bank Corp.	98,597	15,843,552
PNC Financial Services Group, Inc.	99,585	19,387,208
Popular, Inc.	95,498	7,793,592
Prosperity Bancshares, Inc.	33,584	2,527,196
Regions Financial Corp.	1,066,327	24,962,715
Synovus Financial Corp.	75,902	3,728,306
Truist Financial Corp.	39,368	2,432,155
Umpqua Holdings Corp.	489,687	9,343,228
Wells Fargo & Co.	1,456,590	68,051,885
Wintrust Financial Corp.	41,385	3,328,182
		561,379,713
Capital Markets - 3.8%
Bank of New York Mellon Corp.	515,977	26,872,082
BlackRock, Inc. Class A	6,118	5,365,731
Charles Schwab Corp.	471,283	34,804,250
Goldman Sachs Group, Inc.	123,105	45,797,522
Intercontinental Exchange, Inc.	113,760	12,841,229
LPL Financial	54,991	8,132,069
Morgan Stanley	700,485	63,709,111
Raymond James Financial, Inc.	36,801	4,879,445
State Street Corp.	237,214	20,632,874
Stifel Financial Corp.	20,811	1,441,786
		224,476,099
Consumer Finance - 1.8%
Ally Financial, Inc.	47,715	2,610,488
American Express Co.	2,870	459,573
Capital One Financial Corp.	322,634	51,873,095
OneMain Holdings, Inc.	146,615	8,480,212
SLM Corp.	788,256	15,962,184
Synchrony Financial	477,598	22,642,921
		102,028,473
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (b)	546,181	158,086,629
Jefferies Financial Group, Inc.	222,290	7,142,178
		165,228,807
Insurance - 2.9%
Allstate Corp.	239,969	32,782,165
American Financial Group, Inc.	73,175	9,736,666
Assurant, Inc.	18,699	3,013,344
Chubb Ltd.	92,413	15,709,286
Everest Re Group Ltd.	9,410	2,446,224
Fidelity National Financial, Inc.	417,456	19,616,257
First American Financial Corp.	383,563	24,666,937
Hartford Financial Services Group, Inc.	16,441	1,074,419
MetLife, Inc.	329,007	21,503,898
Old Republic International Corp.	162,981	4,279,881
Primerica, Inc.	23,596	3,827,507
Progressive Corp.	52,080	5,160,086
Selective Insurance Group, Inc.	45,278	3,408,075
The Travelers Companies, Inc.	51,717	8,259,205
W.R. Berkley Corp.	104,932	8,183,647
Willis Towers Watson PLC	11,467	2,997,015
		166,664,612
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	79,932	1,481,939
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	101,939	1,500,542
New York Community Bancorp, Inc.	129,811	1,553,838
		3,054,380

TOTAL FINANCIALS		1,224,314,023

HEALTH CARE - 12.4%
Biotechnology - 1.1%
AbbVie, Inc.	153,672	17,395,670
Alexion Pharmaceuticals, Inc. (b)	7,426	1,311,060
Biogen, Inc. (b)	72,340	19,349,503
Gilead Sciences, Inc.	362,813	23,985,567
United Therapeutics Corp. (b)	18,088	3,362,559
		65,404,359
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	358,889	41,864,402
Baxter International, Inc.	78,374	6,436,073
Boston Scientific Corp. (b)	212,937	9,060,469
Danaher Corp.	252,787	64,748,862
Hill-Rom Holdings, Inc.	132,148	14,705,429
Hologic, Inc. (b)	93,260	5,880,976
Medtronic PLC	430,666	54,518,009
West Pharmaceutical Services, Inc.	13,360	4,642,734
		201,856,954
Health Care Providers & Services - 2.8%
Amedisys, Inc. (b)	24,706	6,383,289
Anthem, Inc.	78,796	31,378,143
Centene Corp. (b)	24,267	1,786,051
Cigna Corp.	54,570	14,125,445
CVS Health Corp.	613,655	53,044,338
DaVita HealthCare Partners, Inc. (b)	30,418	3,652,289
Humana, Inc.	12,458	5,452,867
Laboratory Corp. of America Holdings (b)	14,253	3,912,163
McKesson Corp.	89,702	17,257,768
Select Medical Holdings Corp.	172,068	6,894,765
UnitedHealth Group, Inc.	50,560	20,826,675
		164,713,793
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	89,116	12,309,593
Illumina, Inc. (b)	21,632	8,774,804
PerkinElmer, Inc.	30,412	4,411,869
Thermo Fisher Scientific, Inc.	78,928	37,056,696
Waters Corp. (b)	11,339	3,653,993
		66,206,955
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	612,241	40,236,479
Johnson & Johnson	636,733	107,767,060
Merck & Co., Inc.	252,787	19,184,005
Pfizer, Inc.	1,334,409	51,681,661
Viatris, Inc.	578,129	8,810,686
		227,679,891

TOTAL HEALTH CARE		725,861,952

INDUSTRIALS - 13.6%
Aerospace & Defense - 2.1%
Curtiss-Wright Corp.	106,673	13,368,260
Moog, Inc. Class A	163,716	14,767,183
Northrop Grumman Corp.	45,836	16,770,017
Parsons Corp. (a)(b)	159,412	6,314,309
Raytheon Technologies Corp.	473,654	42,017,846
Teledyne Technologies, Inc. (b)	14,588	6,119,228
Textron, Inc.	125,704	8,606,953
The Boeing Co. (b)	57,977	14,321,479
		122,285,275
Air Freight & Logistics - 0.4%
FedEx Corp.	17,348	5,461,324
United Parcel Service, Inc. Class B	21,671	4,650,597
XPO Logistics, Inc. (b)	75,642	11,114,079
		21,226,000
Airlines - 0.5%
Copa Holdings SA Class A (a)(b)	38,882	3,198,433
Southwest Airlines Co. (b)	475,256	29,209,234
		32,407,667
Building Products - 1.3%
Carrier Global Corp.	304,061	13,965,522
Fortune Brands Home & Security, Inc.	49,341	5,090,018
Johnson Controls International PLC	440,028	29,279,463
Simpson Manufacturing Co. Ltd.	62,615	7,032,917
Trane Technologies PLC	30,781	5,737,578
UFP Industries, Inc.	163,996	13,040,962
		74,146,460
Commercial Services & Supplies - 0.8%
Clean Harbors, Inc. (b)	40,405	3,761,706
Republic Services, Inc.	313,559	34,234,372
UniFirst Corp.	5,011	1,110,838
Waste Management, Inc.	57,306	8,061,808
		47,168,724
Construction & Engineering - 0.7%
EMCOR Group, Inc.	208,080	26,240,969
Quanta Services, Inc.	149,235	14,229,557
		40,470,526
Electrical Equipment - 1.4%
Acuity Brands, Inc.	38,768	7,201,156
AMETEK, Inc.	35,064	4,737,146
Eaton Corp. PLC	231,340	33,602,135
Emerson Electric Co.	151,062	14,455,123
Hubbell, Inc. Class B	29,341	5,593,568
nVent Electric PLC	439,226	14,292,414
Rockwell Automation, Inc.	15,047	3,968,195
		83,849,737
Industrial Conglomerates - 1.5%
General Electric Co.	2,930,515	41,203,041
Honeywell International, Inc.	174,250	40,236,068
Roper Technologies, Inc.	8,520	3,834,085
		85,273,194
Machinery - 2.7%
AGCO Corp.	181,341	25,092,154
Allison Transmission Holdings, Inc.	61,761	2,613,108
Caterpillar, Inc.	262,655	63,320,867
Cummins, Inc.	31,716	8,159,892
Deere & Co.	92,451	33,384,056
Dover Corp.	23,440	3,527,720
PACCAR, Inc.	46,222	4,232,086
Parker Hannifin Corp.	39,224	12,086,876
Rexnord Corp.	47,523	2,374,724
Timken Co.	34,756	3,074,168
		157,865,651
Professional Services - 0.5%
CACI International, Inc. Class A (b)	53,354	13,603,136
CoStar Group, Inc. (b)	6,582	5,621,028
Manpower, Inc.	64,025	7,746,385
Nielsen Holdings PLC	94,270	2,565,087
		29,535,636
Road & Rail - 1.6%
CSX Corp.	272,625	27,295,215
Kansas City Southern	6,529	1,943,553
Norfolk Southern Corp.	69,730	19,587,157
Ryder System, Inc.	67,772	5,543,072
Schneider National, Inc. Class B	318,951	7,811,110
Union Pacific Corp.	62,812	14,115,741
Werner Enterprises, Inc.	336,632	16,154,970
		92,450,818
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	30,652	2,893,549
W.W. Grainger, Inc.	7,377	3,409,354
		6,302,903

TOTAL INDUSTRIALS		792,982,591

INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.4%
Cisco Systems, Inc.	1,333,516	70,542,996
F5 Networks, Inc. (b)	13,450	2,494,034
Juniper Networks, Inc.	288,801	7,604,130
		80,641,160
Electronic Equipment & Components - 0.3%
Avnet, Inc.	26,397	1,163,052
Corning, Inc.	58,290	2,543,193
National Instruments Corp.	224,947	9,177,838
SYNNEX Corp.	19,730	2,497,818
Vontier Corp.	61,969	2,173,873
Zebra Technologies Corp. Class A (b)	3,969	1,972,791
		19,528,565
IT Services - 2.2%
Alliance Data Systems Corp.	12,735	1,541,572
Amdocs Ltd.	225,863	17,639,900
Automatic Data Processing, Inc.	112,329	22,018,731
Black Knight, Inc. (b)	160,331	11,766,692
Fidelity National Information Services, Inc.	36,487	5,435,833
Gartner, Inc. (b)	21,898	5,076,832
Global Payments, Inc.	122,256	23,682,210
IBM Corp.	204,850	29,445,139
PayPal Holdings, Inc. (b)	33,079	8,601,202
The Western Union Co.	172,001	4,208,864
		129,416,975
Semiconductors & Semiconductor Equipment - 3.4%
Applied Materials, Inc.	12,193	1,684,219
Cirrus Logic, Inc. (b)	128,210	10,009,355
Intel Corp.	1,635,695	93,430,898
Micron Technology, Inc. (b)	156,996	13,209,643
NVIDIA Corp.	11,509	7,478,318
Qorvo, Inc. (b)	25,464	4,652,782
Qualcomm, Inc.	126,217	16,981,235
Synaptics, Inc. (a)(b)	33,019	4,171,290
Texas Instruments, Inc.	246,038	46,702,933
		198,320,673
Software - 1.6%
Adobe, Inc. (b)	22,586	11,396,444
Box, Inc. Class A (b)	525,676	12,253,508
Dropbox, Inc. Class A (b)	766,468	20,962,900
FireEye, Inc. (a)(b)	554,345	12,400,698
Microsoft Corp.	45,339	11,320,242
Synopsys, Inc. (b)	38,361	9,756,737
Teradata Corp. (b)	55,354	2,649,796
Workday, Inc. Class A (b)	43,868	10,033,489
		90,773,814
Technology Hardware, Storage & Peripherals - 0.4%
NetApp, Inc.	233,408	18,058,777
Pure Storage, Inc. Class A (b)	198,020	3,772,281
		21,831,058

TOTAL INFORMATION TECHNOLOGY		540,512,245

MATERIALS - 5.2%
Chemicals - 2.7%
Balchem Corp. (a)	10,111	1,324,541
CF Industries Holdings, Inc.	187,071	9,946,565
Corteva, Inc.	606,534	27,597,297
Dow, Inc.	261,729	17,907,498
DuPont de Nemours, Inc.	333,508	28,211,442
Eastman Chemical Co.	173,120	21,709,248
Linde PLC	111,777	33,600,166
NewMarket Corp.	10,595	3,636,522
Olin Corp.	317,065	15,501,308
		159,434,587
Construction Materials - 0.3%
Vulcan Materials Co.	78,658	14,419,585
Containers & Packaging - 0.7%
Berry Global Group, Inc. (b)	47,521	3,241,407
Graphic Packaging Holding Co.	524,349	9,270,490
International Paper Co.	285,549	18,018,142
WestRock Co.	198,833	11,595,941
		42,125,980
Metals & Mining - 1.5%
Alcoa Corp. (b)	307,632	12,203,761
Freeport-McMoRan, Inc.	1,002,989	42,847,690
Hecla Mining Co. (a)	1,267,164	11,404,476
Reliance Steel & Aluminum Co.	136,865	23,002,901
		89,458,828

TOTAL MATERIALS		305,438,980

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.8%
American Homes 4 Rent Class A	450,605	17,154,532
American Tower Corp.	32,312	8,254,424
Apartment Income (REIT) Corp.	153,506	7,150,309
Apple Hospitality (REIT), Inc.	168,627	2,676,110
Corporate Office Properties Trust (SBI)	169,202	4,669,975
Crown Castle International Corp.	156,322	29,623,019
Equity Commonwealth	154,590	4,241,950
First Industrial Realty Trust, Inc.	187,168	9,478,188
Gaming & Leisure Properties	89,927	4,169,016
Healthcare Realty Trust, Inc.	229,795	6,971,980
Life Storage, Inc.	128,604	12,788,382
National Storage Affiliates Trust	24,478	1,128,436
Potlatch Corp.	91,149	5,487,170
Prologis (REIT), Inc.	211,810	24,959,690
PS Business Parks, Inc.	36,196	5,608,932
Public Storage	90,475	25,557,378
SBA Communications Corp. Class A	71,731	21,384,446
Stag Industrial, Inc.	155,117	5,539,228
Weyerhaeuser Co.	648,105	24,602,066
		221,445,231
Real Estate Management & Development - 0.2%
eXp World Holdings, Inc. (b)	177,303	5,719,795
Howard Hughes Corp. (b)	57,700	6,106,391
Jones Lang LaSalle, Inc. (b)	14,020	2,835,545
		14,661,731

TOTAL REAL ESTATE		236,106,962

UTILITIES - 2.9%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	44,720	3,845,920
Duke Energy Corp.	143,893	14,420,956
Entergy Corp.	16,202	1,705,423
Exelon Corp.	127,131	5,736,151
Hawaiian Electric Industries, Inc.	141,162	6,077,024
IDACORP, Inc.	43,364	4,247,504
NextEra Energy, Inc.	651,729	47,719,597
NRG Energy, Inc.	235,934	7,585,278
Portland General Electric Co.	270,525	12,968,969
PPL Corp.	390,841	11,377,382
Southern Co.	22,913	1,464,599
		117,148,803
Gas Utilities - 0.1%
National Fuel Gas Co.	12,870	667,824
UGI Corp.	80,918	3,726,274
		4,394,098
Multi-Utilities - 0.8%
Ameren Corp.	29,263	2,463,945
Dominion Energy, Inc.	31,450	2,394,603
MDU Resources Group, Inc.	474,884	15,984,595
NiSource, Inc.	109,246	2,785,773
Public Service Enterprise Group, Inc.	122,815	7,629,268
Sempra Energy	64,061	8,679,625
WEC Energy Group, Inc.	60,366	5,668,971
		45,606,780

TOTAL UTILITIES		167,149,681

TOTAL COMMON STOCKS
(Cost $4,265,529,044)		5,756,829,338

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.03% (c)	102,901,508	102,922,089
Fidelity Securities Lending Cash Central Fund 0.03% (c)(d)	66,444,957	66,451,601
TOTAL MONEY MARKET FUNDS
(Cost $169,373,690)		169,373,690
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $4,434,902,734)		5,926,203,028
NET OTHER ASSETS (LIABILITIES) - (1.5)%(e)		(85,187,422)
NET ASSETS - 100%		$5,841,015,606

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	397	June 2021	$83,417,640	$3,883,661	$3,883,661

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $4,279,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,663
Fidelity Securities Lending Cash Central Fund	38,106
Total	$73,769

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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